EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
EQUITY
EQUITY
NOTE 5 – EQUITY

Common Stock

During January 2023, the Company issued 4,245 shares of common stock valued at $4,500 for financing costs.

During January 2023, the Company paid $7,589 in accrued interest due to four noteholders by issuing 5,655 shares of common stock.

During March 2023, the Company issued 17,045 shares of common stock valued at $15,000 for services.

During April 2023, the Company entered into a consulting agreement. Pursuant to the consulting agreement, the Company issued 500,000 shares of common stock valued at $425,000. 125,000 shares vested immediately, with the remaining 375,000 shares vested over 24 months.

During April 2023, the Company paid $6,995 in accrued interest due to four noteholders by issuing 7,661 shares of common stock. Included in these shares were 1,350 shares issued to the wife of the Company’s CEO and 2,815 shares issued to the Company’s CEO.

In connection with a repayment plan created for the November 7, 2022 and December 21, 2022 notes payable (Note 4), the Company issued 1,200,000 shares of returnable common stock as security. On June 30, 2023, the notes were paid in full and 1,360,000 returnable shares were returned to the Company and retired.

During April 2023, the Company issued 92,010 shares of common stock valued at $57,507 in connection with the purchase of software.

During June 2023, the Company issued 362,319 shares of common stock valued at $250,000 in connection with a settlement agreement wherein the Company acquired development rights.

During July 2023, the Company paid $18,537 in accrued interest due to eight noteholders by issuing 28,896 shares of common stock. Included in these shares were 1,943 shares issued to the wife of the Company’s CEO and 5,441 shares issued to the Company’s CEO.

Warrants

During the period ended September 30, 2023, the Company calculated the fair value of the warrants granted based on assumptions used in the Cox-Ross-Rubinstein binomial pricing model using the following inputs: the price of the Company’s common stock on the date of issuance; risk-free interest rates ranging from 3.66% to 5.00%; volatility ranging from 195% to 346% based on the historical volatility of the Company’s common stock; exercise prices ranging from $0.70 to $0.85; and terms of 24 to 60 months.

On January 11, 2023, the Company issued 3,127,858 warrants valued at $3,309,000 as part of a note agreement amendment (Note 4).

From January 24, 2023 to August 31, 2023, the Company issued warrants to purchase 6,949,900 shares of common stock valued at approximately $5,671,000 as part of note agreements (Note 4). Included in these warrants is a warrant to purchase 200,000 shares of common stock which was issued to the Company’s CEO.

During April 2023, the Company issued 58,496 warrants to purchase shares of common stock exercisable at $0.85 per share for two years. The warrants, which were immediately vested, were valued at $47,858.

During July 2023, the Company issued 58,240 warrants to purchase shares of common stock exercisable at $0.70 per share for two years. The warrants, which were immediately vested, were valued at $35,952.

During August 2023, the Company issued 500,000 warrants to purchase shares of common stock exercisable at $0.70 per share for five years. The warrants, which vest over 24 months, were valued at $329,434.

The table below summarizes the Company’s warrants for the period ended September 30, 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2022	3,780,000	$0.48	0.87
Issued	10,694,494	$0.84	3.02
Exercised	-	$-	-
Warrants as of September 30, 2023	14,474,494	$0.75	1.96

Options

During the period ended September 30, 2023, the Company calculated the fair value of the options granted based on assumptions used in the Cox-Ross-Rubinstein binomial pricing model using the following inputs: the price of the Company’s common stock on the date of issuance; risk-free interest rates ranging from 3.39% to 4.29%; volatility ranging from 277% to 281% based on the historical volatility of the Company’s common stock; exercise prices ranging from $0.54 to $0.99; and terms of 5 years. The fair value of options granted is expensed as vesting occurs over the applicable service periods.

During September 2023, the Company’s Stockholders approved an amendment of the 2021 Equity Incentive Plan to increase the numbers of issuable shares from 5,000,000 to 10,000,000

From March 1, 2023 to September 1, 2023, the Company issued 1,920,000 options to purchase shares of common stock exercisable at prices ranging from $0.54 to $0.99 per share. The options, which vest over 12 to 36 months, were valued at $1,549,018.

Included in the 1,920,000 options issued above were 250,000 options to purchase shares of common stock exercisable at $0.77 per share for five years which were issued to the Company’s former CFO for ongoing consulting services.

The following table summarizes the Company’s options for the period ended September 30, 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2022	5,284,068	$0.80	4.17
Issued	1,920,000	$0.83	5.00
Exercised	-	$-	-
Options as of September 30, 2023	7,204,068	$0.81	3.76

At September 30, 2023, options to purchase 3,617,041 shares of common stock were vested and options to purchase 3,587,027 shares of common stock remained unvested. The Company expects to incur expenses for the unvested options totaling $2,602,630 as they vest.

NOTE 5 - EQUITY

The total number of common stock authorized that may be issued by the Company is four hundred million (400,000,000) shares of common stock with a par value of one hundredth of one cent ($0.0001) per share.

The total number of preferred stock authorized that may be issued by the Company is fifty million (50,000,000) shares of preferred stock with a par value of one hundredth of one cent ($0.0001) per share.

At December 31, 2021, common stock authorized consisted of three hundred seventy-two million five hundred thousand (372,500,000) Class A shares with 1:1 voting rights and twenty-seven million five hundred thousand (27,500,000) Class B shares with 20:1 voting rights, and fifty million (50,000,000) shares of preferred stock with a par value of one hundredth of a cent ($0.0001) per share.

On April 5, 2022, the Company amended its Articles of Incorporation such that Class A or Class B common shares were eliminated and replaced by a single class of common stock with 1:1 voting rights.

At December 31, 2022, common stock authorized consisted of four hundred million (400,000,000) common shares with 1:1 voting rights and fifty million (50,000,000) shares of preferred stock with a par value of one hundredth of a cent ($0.0001) per share.

To the fullest extent permitted by the laws of the state of Nevada (currently set forth in NRS 78.195), as the same now exists or may hereafter be amended or supplemented, the board of directors may fix and determine the designations, rights, preferences or other variations of each class or series within each class of capital stock of the corporation.

During January 2022, the Company received proceeds totaling $150,000 for 600,000 Class A shares issued in December 2021.

During May 2022, the Company issued 500,000 shares of common stock valued at $500,000 for services.

During November 2022, the Company issued 9,500 shares of common stock valued at $15,199 for financing costs and 80,000 shares of common stock for returnable commitment shares in connection with a note payable (Note 4).

During December 2022, the Company issued 14,206 shares of common stock valued at $15,057 for financing costs and 80,000 shares of common stock for returnable commitment shares in connection with a note payable (Note 4).

Warrants

During the year ended December 31, 2022, the Company calculated the fair value of the warrants granted based on assumptions used in the Cox-Ross-Rubinstein binomial pricing model using the following inputs: the price of the Company’s common stock on the date of issuance; risk-free interest rates ranging from 0.70% to 4.72%, volatility ranging from 326% to 428% based on the historical volatility of the Company’s common stock, exercise prices ranging from $0.25 to $1.59, and terms of 18 to 36 months.

During January 2022, the Company issued 2,700,000 warrants valued at approximately $1,958,000 as part of a note agreement (Note 4).

From July 29, 2022 to November 15, 2022, the Company issued warrants to purchase 705,000 shares of common stock valued at approximately $1,005,000 as part of note agreements (Note 4). Included in these warrants is a warrant to purchase 25,000 shares of common stock which was issued to the Company’s largest shareholder and a warrant to purchase 50,000 shares of common stock which was issued to the wife of the Company’s CEO, as further detailed in Note 7.

From November 7, 2022 to December 21, 2022, the Company issued warrants to purchase 300,000 shares of common stock valued at approximately $344,000 as part of note agreements (Note 4).

During October 2022, the Company entered into an Asset Purchase Agreement whereby the Company acquired the rights to solar projects from a third party. As consideration, the Company agreed to pay the third party 25% of the developer fees received for each of the projects that are developed and issued the third party 75,000 warrants. The warrants, valued at $119,383, vested immediately and are exercisable for three years at an exercise price of $1.59 per share.

The table below summarizes the Company’s warrants for the year ended December 31, 2022:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2021	-	$-	-
Issued	3,780,000	$0.48	1.63
Exercised	-	$-	-
Warrants as of December 31, 2022	3,780,000	$0.48	0.87

Correlate Options

The following table presents Correlate’s options as of December 31, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2020	71,625	$0.41	6.08
Issued	-	$-	-
Exchanged	(71,625)	$(0.41)	5.08
Exercised	-	$-	-
Options as of December 31, 2021	-	$-	-

The Correlate Exchange Agreement (Note 1) constituted a change of control transaction under Correlate’s 2015 Equity Incentive Plan. As a result, 59,068 TCCR options were issued by the Company in exchange for the 71,625 outstanding Correlate options as of December 28, 2021, under the terms of the Correlate 2015 Equity Incentive Plan.

Options

During the year ended December 31, 2021, the Company calculated the fair value of the options granted based on assumptions used in the Cox-Ross-Rubinstein binomial pricing model using the following inputs: the price of the Company’s common stock on the date of issuance; a risk-free interest rate of 1.27%; volatility of 280% based on the historical volatility of the Company’s common stock; various exercise prices; and terms of 5 to 10 years. The fair value of options granted is expensed as vesting occurs over the applicable service periods.

During the year ended December 31, 2022, the Company calculated the fair value of the options granted based on assumptions used in the Cox-Ross-Rubinstein binomial pricing model using the following inputs: the price of the Company’s common stock on the date of issuance; risk-free interest rates from 1.65% to 4.24%; volatility ranging from 282% to 330% based on the historical volatility of the Company’s common stock; various exercise prices; and terms of 5 to 10 years. The fair value of options granted is expensed as vesting occurs over the applicable service periods.

During December 2021, the Company issued 2,000,000 options valued at approximately $938,000 as part of executive employment agreements (Note 3).

During December 2021, the Company issued 1,000,000 options valued at approximately $469,000 as part of a non-executive employment agreement.

During January 2022, the Company issued 1,000,000 options valued at approximately $868,000 as part of executive employment agreements (Note 3).

From February to October 2022, the Company issued 395,000 options valued at approximately $473,000 as part of five non-executive employment agreements. The options vest monthly over 36 months from issuance.

During February 2022, the Company issued 50,000 options valued at approximately $46,000 as part of a consulting agreement. The options vest monthly over 36 months from issuance. The agreement was terminated in September 2022 and the options were forfeited in December 2022.

From May to September 2022, the Company issued 30,000 options valued at approximately $38,000 as part of three consulting agreements. The options vest monthly over 36 months from issuance.

During August 2022, the Company issued 750,000 options valued at approximately $1,123,000 as part of compensation to three directors (Note 7). The options vested immediately upon issuance.

The following table summarizes the Company’s options for the year ended December 31, 2022:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2021	3,059,068	$0.52	5.08
Issued	2,225,000	$1.20	4.97
Forfeited	-	$-	-
Exercised	-	$-	-
Options as of December 31, 2022	5,284,068	$0.80	4.17

The following table summarizes the Company’s options for the year ended December 31, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2020	-	$-	-
Issued	3,059,068	$0.52	5.09
Forfeited	-	$-	-
Exercised	-	$-	-
Options as of December 31, 2021	3,059,068	$0.52	5.08

At December 31, 2022, options to purchase 2,242,746 shares of common stock were vested and options to purchase 3,041,322 shares of common stock remained unvested. The Company expects to incur expenses for the unvested options totaling $1,971,982 as they vest.